Notes to the Balance Sheet - Summary of Royalty Pharma - Financial Liability - Additional Information (Details) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 15, 2021 EUR (€)	Jul. 15, 2021 USD ($)	Apr. 01, 2021 EUR (€)	Apr. 01, 2021 USD ($)
Financial Liabilities Royalty Pharma [Line Items]
Revenues			€ 238,278,313	€ 278,267,003	€ 179,611,844
Royalty Pharma - Financial Liability
Financial Liabilities Royalty Pharma [Line Items]
Percentage of royalties from net sales			100.00%
Percentage of future net sales			3.00%
Revenues	€ 27,100,000	$ 30.0
Additional payments								€ 45,200,000	$ 50.0
Contingent purchase price						€ 90,500,000	$ 100.0